Debt (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Scheduled principal payments
2013	$ 249
2014	1,022
2015	1,063
2016	28,435
2017	29,586
Thereafter	6,170
Total Payments	$ 66,525